Offerings	Sep. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying warrants with an exercise price of $12.67 per share
Amount Registered	907,938
Proposed Maximum Offering Price per Unit	3.3
Maximum Aggregate Offering Price	$ 2,996,195.4
Fee Rate	0.0087%
Amount of Registration Fee	$ 261
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the registrant that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of the registrant's common stock, as applicable.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying warrants with an exercise price of $16.15 per share
Amount Registered	15,889
Proposed Maximum Offering Price per Unit	3.3
Maximum Aggregate Offering Price	$ 52,433.7
Fee Rate	0.0087%
Amount of Registration Fee	$ 4.56
Offering Note
(2)

The registration fee was calculated pursuant to Rule 457(c) of the Securities Act of 1933, as amended, based on average of the high and low prices of the common stock of the registrant as reported on the Nasdaq Capital Market, on September 25, 2026, which was within five business days prior to the filing of this registration statement.

(3)	Rounded up to the nearest cent.